ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	12 Months Ended
Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)
The changes in Accumulated other comprehensive income (loss) are provided in the tables below. Comprehensive income (loss) attributable to noncontrolling interest consists predominantly of net income.

	Pre-tax	Tax	After-Tax
Year Ended December 31, 2023
Foreign exchange translation adjustment	$(269)	$—	$(269)
Pension and other postretirement benefit adjustments	(538)	131	(407)
Changes in fair value of available for sale investments	5	—	5
Changes in fair value of cash flow hedges	17	(6)	11
Total net current period other comprehensive income (loss)	$(785)	$125	$(660)
Year Ended December 31, 2022
Foreign exchange translation adjustment	$(354)	$—	$(354)
Pension and other postretirement benefit adjustments	(280)	47	(233)
Changes in fair value of available for sale investments	(8)	—	(8)
Changes in fair value of cash flow hedges	9	6	15
Total net current period other comprehensive income (loss)	$(633)	$53	$(580)
Year Ended December 31, 2021
Foreign exchange translation adjustment	$302	$—	$302
Pension and other postretirement benefit adjustments	245	(59)	186
Changes in fair value of available for sale investments	(3)	—	(3)
Changes in fair value of cash flow hedges	(4)	1	(3)
Total net current period other comprehensive income (loss)	$540	$(58)	$482

Components Of Accumulated Other Comprehensive Income (Loss)
COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	December 31,
	2023	2022
Cumulative foreign exchange translation adjustment	$(3,101)	$(2,832)
Pension and other postretirement benefit adjustments	(1,055)	(648)
Fair value adjustments of available for sale investments	(2)	(7)
Fair value adjustments of cash flow hedges	23	12
Total Accumulated other comprehensive income (loss)	$(4,135)	$(3,475)

Change In Accumulated Other Comprehensive Income (Loss) By Component
CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) BY COMPONENT

	Foreign Exchange Translation Adjustment	Pension and Other Postretirement Benefit Adjustments	Changes in Fair Value of Available for Sale Investments	Changes in Fair Value of Cash Flow Hedges	Total
Balance at December 31, 2020	$(2,780)	$(601)	$4	$—	$(3,377)
Other comprehensive income (loss) before reclassifications	314	268	(3)	17	596
Amounts reclassified from accumulated other comprehensive income (loss)	(12)	(82)	—	(20)	(114)
Net current period other comprehensive income (loss)	302	186	(3)	(3)	482
Balance at December 31, 2021	(2,478)	(415)	1	(3)	(2,895)
Other comprehensive income (loss) before reclassifications	(344)	(623)	(8)	71	(904)
Amounts reclassified from accumulated other comprehensive income (loss)	(10)	390	—	(56)	324
Net current period other comprehensive income (loss)	(354)	(233)	(8)	15	(580)
Balance at December 31, 2022	(2,832)	(648)	(7)	12	(3,475)
Other comprehensive income (loss) before reclassifications	(269)	(477)	5	60	(681)
Amounts reclassified from accumulated other comprehensive income (loss)	—	70	—	(49)	21
Net current period other comprehensive income (loss)	(269)	(407)	5	11	(660)
Balance at December 31, 2023	$(3,101)	$(1,055)	$(2)	$23	$(4,135)

Reclassifications Out Of Accumulated Other Comprehensive Income (Loss)
RECLASSIFICATIONS OUT OF ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2023
	Affected Line in the Consolidated Statement of Operations
	Net Sales	Cost of Products Sold	Cost of Services Sold	Selling, General and Administrative Expenses	Other (Income) Expense	Interest and Other Financial Charges	Total
Amortization of pension and other postretirement benefit items
Actuarial losses recognized	$—	$—	$—	$—	$141	$—	$141
Prior service (credit) recognized	—	—	—	—	(63)	—	(63)
Losses (gains) on cash flow hedges	(15)	(28)	(10)	(10)	—	—	(63)
Losses (gains) on excluded component of net investment hedges	—	—	—	—	—	—	—
Total before tax	$(15)	$(28)	$(10)	$(10)	$78	$—	$15
Tax (expense) benefit							6
Total reclassifications for the period, net of tax							$21

	Year Ended December 31, 2022
	Affected Line in the Consolidated Statement of Operations
	Net Sales	Cost of Products Sold	Cost of Services Sold	Selling, General and Administrative Expenses	Other (Income) Expense	Interest and Other Financial Charges	Total
Amortization of pension and other postretirement benefit items
Actuarial losses recognized	$—	$—	$—	$—	$516	$—	$516
Prior service (credit) recognized	—	—	—	—	(84)	—	(84)
Losses (gains) on cash flow hedges	(13)	(48)	(14)	3	—	—	(72)
Losses (gains) on excluded component of net investment hedges	—	—	—	—	—	(13)	(13)
Total before tax	$(13)	$(48)	$(14)	$3	$432	$(13)	$347
Tax (expense) benefit							(23)
Total reclassifications for the period, net of tax							$324

	Year Ended December 31, 2021
	Affected Line in the Consolidated Statement of Operations
	Net Sales	Cost of Products Sold	Cost of Services Sold	Selling, General and Administrative Expenses	Other (Income) Expense	Interest and Other Financial Charges	Total
Amortization of pension and other postretirement benefit items
Actuarial losses recognized	$—	$—	$—	$—	$7	$—	$7
Prior service (credit) recognized	—	—	—	—	(116)	—	(116)
Losses (gains) on cash flow hedges	(5)	(8)	(2)	(9)	—	—	(24)
Losses (gains) on excluded component of net investment hedges	—	—	—	—	—	(16)	(16)
Total before tax	$(5)	$(8)	$(2)	$(9)	$(109)	$(16)	$(149)
Tax (expense) benefit							35
Total reclassifications for the period, net of tax							$(114)